Shareholders' Equity (Details) - Schedule of consolidated balance sheets - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pre-share consolidation [Member]
(Deficit) Equity
Number of ordinary shares – authorized	300,000,000	300,000,000
Number of ordinary shares – issued and outstanding	64,770,529	21,201,842
Par value (in Dollars per share)	$ 0.003	$ 0.003
Adjustments [Member]
(Deficit) Equity
Number of ordinary shares – authorized	(292,500,000)	(292,500,000)
Number of ordinary shares – issued and outstanding	(63,151,552)	(20,672,076)
Par value (in Dollars per share)	$ 0.117	$ 0.117
Post-share consolidation [Member]
(Deficit) Equity
Number of ordinary shares – authorized	7,500,000	7,500,000
Number of ordinary shares – issued and outstanding	1,618,977	529,766
Par value (in Dollars per share)	$ 0.12	$ 0.12